CONSOLIDATED STATMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,520)	$ (32,241)	$ (12,680)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	2,439	1,242	2,044
Depreciation and amortization	21,862	24,033	25,138
Share-based compensation	1,251	3,502	4,614
Share of (loss)/income on equity method investments	69	(22)	(243)
Loss on disposal of property and equipment	964	1,192	4,380
Impairment loss of loan receivable from a third party	1,562
Gain on sale/maturity of short-term investments	(1,888)	(2,023)	(1,040)
Impairment of intangible assets		9,583	656
Impairment of goodwill		20,611	1,003
Changes in assets and liabilities that provide (use) cash:
Accounts receivable	(9,147)	(8,609)	(28,728)
Notes receivable	(1,874)
Prepaid concession fees	(7,830)	2,358	10,178
Other current assets	(3,945)	(3,147)	(3,705)
Long-term deposits	2,425	(7,033)	(499)
Other non-current assets	(651)
Amount due from related parties	1,144	(1,148)	169
Accounts payable	12,083	8,269	18,734
Accrued expenses and other current liabilities	217	(1,397)	1,555
Deferred revenue	(2,716)	6,586	(1,805)
Amount due to related parties	(454)
Deferred tax assets (liabilities), net	(3,972)	(1,831)	(1,319)
Income tax payable	518	305	(520)
Net cash provided by operating activities	537	20,230	17,932
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for contingent consideration in connection with a business combination			(2,966)
Purchase of property and equipment	(13,096)	(9,287)	(4,186)
Prepaid equipment costs	(56,996)
Proceeds from disposal of property and equipment	30	127	172
Net amount received (paid) upon settlement of short-term investment	4,769	(42,464)	1,040
Dividend received from equity method investee	686
Restricted cash	(2,076)	(1,580)	748
Purchase of long-term investments	(4,112)	(2,223)
Loan receivable from a third party	329	(1,579)
Net cash used in investing activities	(70,466)	(57,006)	(5,192)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase			(7,373)
Cash paid for treasury stock	(2,846)	(3,421)	(3,775)
Capital contribution from non-controlling interests	59,438
Acquisition of non-controlling interests	(1,627)
Dividend paid to non-controlling interests	(675)
Proceeds from options exercised	21	161	229
Net cash (used in) provided by financing activities	54,311	(3,260)	(10,919)
Effect of exchange rate changes	1,636	936	4,408
Net increase/(decrease) in cash	(13,982)	(39,100)	6,229
Cash, at beginning of year	73,634	112,734	106,505
Cash, at end of year	59,652	73,634	112,734
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	2,728	4,016	2,105
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered	50,305	1,987	2,823
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment	3,561	5,679	5,251
Dividend payable to non-controlling interests		$ 663